CONVERTIBLE NOTES (Tables)	9 Months Ended
Sep. 30, 2018
Convertible Notes
Schedule of derivative liability beneficial conversion
Exercise price	$.01 - $.152
Expected Volatility	90%
Expected Term	6 mos.
Risk free interest rate	0.91 – 2.59%
Expected dividends	-